FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Reduction in carrying value of retained interest	$ 815	$ 4,108	$ 37,468
Retained interests for securitizations
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Reduction in carrying value of retained interest			37,468
Retained interests for securitizations | Level 3
Retained Interests in Securitized Assets
Retained interests	$ 17,289	$ 37,914
Retained interests for securitizations | Level 3 | Minimum
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Constant prepayment rate (as a percent)			15.00%
Expected credit loss rate (as a percent)			0.59%
Discount rate (as a percent)			9.00%
Remaining maturity in months			13 months
Retained interests for securitizations | Level 3 | Maximum
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Constant prepayment rate (as a percent)			20.00%
Expected credit loss rate (as a percent)			1.50%
Discount rate (as a percent)			17.00%
Remaining maturity in months			32 months
Retained interests for securitizations | Level 3 | Weighted Average
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Constant prepayment rate (as a percent)			19.31%
Expected credit loss rate (as a percent)			0.79%
Discount rate (as a percent)			14.06%
Remaining maturity in months			25 months